Note 5. Investment in Affiliate: Reconciliation of the Company's Investments in Equity Affiliates as Presented on the Consolidated Balance Sheets (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
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Beginning of year			$ 657,528	$ 47,263	$ 47,263	$ 63,068
Additional investments in unconsolidated affiliates			258,166		670,232	0
Distributions received			(16,515)	0	(32,000)	0
Sale of investment in unconsolidated affiliate			0		(31,780)	0
Equity in net income (loss) of unconsolidated affiliates	$ (6,623)	$ 4,151	(32,958)	$ 12,565	3,813	(15,805)
End of period	$ 866,221		$ 866,221		$ 657,528	$ 47,263